Subsequent Events (Details) - USD ($) $ in Thousands	Mar. 11, 2024	Jan. 10, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 29, 2021
Subsequent Event [Line Items]
Loan agreement			$ 45,065	$ 43,862
Secured Debt
Subsequent Event [Line Items]
Loan agreement			42,879	41,934
Secured Debt | UniCredit Loan
Subsequent Event [Line Items]
Loan agreement			$ 6,793	$ 8,044	$ 8,803
Subsequent Event | Secured Debt | UniCredit Loan
Subsequent Event [Line Items]
Loan agreement		$ 3,835
Subsequent Event | Secured Debt | UniCredit Loan | Euribor
Subsequent Event [Line Items]
Basis spread on variable rate debt		1.52%
Subsequent Event | Volvo Group Joint Venture
Subsequent Event [Line Items]
Equity method investment, ownership percentage	45.00%
Initial consideration	$ 28,350